Borrowings	12 Months Ended
Dec. 31, 2018
Borrowings [Abstract]
Borrowings

NOTE 7 – BORROWINGS

Short-term borrowings at December 31 consist of the following:

	2018	2017
	(In Thousands)
Securities sold under agreements to repurchase	$37,457	$24,286
Federal Home Loan Bank short-term borrowings	15,589	18,244
	$53,046	$42,530

The outstanding balances and related information of short-term borrowings are summarized as follows:

	Years Ended December 31,
	2018	2017
	(Dollars In Thousands)
Average balance during the year	$41,963	$39,170
Average interest rate during the year	0.77%	0.51%
Maximum month-end balance during the year	$53,046	$54,286
Weighted average interest rate at the end of the year	1.27%	0.87%

Securities sold under agreements to repurchase generally mature within one day to one year from the transaction date. Securities with an amortized cost and fair value of $41,587,000 and $40,161,000 at December 31, 2018 and $27,255,000 and $26,626,000 at December 31, 2017, respectively, were pledged as collateral for these agreements. The securities underlying the agreements were under the Company’s control.

The collateral pledged for repurchase agreements that are classified as secured borrowings is summarized as follows (in thousands):

	As of December 31, 2018
	Remaining Contractual Maturity of the Agreements
	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Repurchase Agreements:
Mortgage-backed securities - government sponsored entities	$40,161	$ -	$ -	$ -	$40,161

Total liability recognized for repurchase agreements					$37,457

	As of December 31, 2017
	Remaining Contractual Maturity of the Agreements
	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Repurchase Agreements:
Mortgage-backed securities - government sponsored entities	$26,626	$ -	$ -	$ -	$26,626

Total liability recognized for repurchase agreements					$24,286

The Company has a line of credit commitment available from the FHLB of Pittsburgh for borrowings of up to $150,000,000, which renews annually in May.  At December 31, 2018, there were $15,589,000 of borrowings outstanding on this line.  There were $18,244,000 of borrowings outstanding on this line of credit at December 31, 2017.    The Company has a line of credit commitment available from Atlantic Community Bankers Bank for $7,000,000, which expires on June 30, 2019.  There were no borrowings under this line of credit at December 31, 2018 and 2017. The Company has a line of credit commitment available from PNC Bank for $16,000,000 at December 31, 2018. There were no borrowings under this line of credit at December 31, 2018 and December 31, 2017.  The Company also has a line of credit commitment from Zions Bank for $17,000,000.  There were no borrowings under this line of credit at December 31, 2018 and December 31, 2017.

Other borrowings consisted of the following at December 31, 2018 and 2017:

	2018	2017
	(In Thousands)

Amortizing fixed rate borrowing due January 2018 at 0.91%	$-	$51
Amortizing fixed rate borrowing due December 2018 at 1.42%	-	823
Amortizing fixed rate borrowing due January 2019 at 1.39%	423	5,451
Fixed rate term borrowing due August 2019 at 1.61%	10,000	10,000
Amortizing fixed rate borrowing due June 2020 at 1.49%	3,079	5,093
Amortizing fixed rate borrowing due July 2020 at 2.77%	7,962	-
Amortizing fixed rate borrowing due December 2020 at 1.71%	5,000	3,051
Amortizing fixed rate borrowing due December 2020 at 3.06%	2,051	-
Amortizing fixed rate borrowing due March 2022 at 1.75%	2,877	3,730
Amortizing fixed rate borrowing due October 2022 at 1.88%	6,200	7,746
Amortizing fixed rate borrowing due October 2023 at 3.24%	9,692	-
Amortizing fixed rate borrowing due December 2023 at 3.22%	5,000	-
	$52,284	$35,945

Contractual maturities and scheduled cash flows of other borrowings at December 31, 2018 are as follows (in thousands):

2019	$26,234
2020	13,018
2021	5,581
2022	4,760
2023	2,691
$52,284

The Bank’s maximum borrowing capacity with the FHLB was $398,936,000 of which $67,873,000 was outstanding in the form of advances and $45,000,000 was outstanding in the form of letters of credit at December 31, 2018. Advances from the FHLB are secured by qualifying assets of the Bank.